Turquoise Select Opportunities Fund
Investment Objective
The Turquoise Select Opportunities Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Turquoise Select Opportunities Fund
REDEMPTION FEES (as a percentage of the amount redeemed) on shares sold after holding them for 60 days or less	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Turquoise Select Opportunities Fund
Management Fees	1.95%
Distribution Fees/Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	1.95%

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Turquoise Select Opportunities Fund	198	612	1,052	2,275

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 299.83% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

Under normal market conditions, Turquoise Asset Management LLC (the “Adviser”) will seek to buy equity and fixed income securities trading at a discount to their intrinsic value and/or long term estimate of intrinsic value, which is the Adviser's estimate of a security's true value. The Adviser will invest the Fund's assets in a focused portfolio of equity and fixed income securities generally consisting of no more than 30 positions. The equity and fixed income securities in which the Fund invests include, but are not limited to, common stocks, US Government and corporate fixed income securities, convertible securities, preferred securities, REITs and master limited partnerships. The Adviser may purchase equity and fixed income securities of all size market capitalizations listed in the US and/or abroad. The Fund may also invest in “special situations.” A special situation arises when the securities of a company is trading at a discount to the Adviser’s estimate of intrinsic value due to company-specific developments rather than general business conditions or movements of the market as a whole.

A security may be sold when it reaches the Adviser's estimate of its intrinsic value, when other investments are identified representing more attractively priced valuations, and/or companies with better managements and/or for which the Adviser has a better understanding as to the long term economics of the business.

Although the Fund intends to invest primarily in equity and fixed income securities, occasionally the Adviser may not find enough investments that meet the Fund's criteria and may maintain without limitation a significant portion of the Fund's assets in cash or cash-equivalents like money-market funds, certificates of deposit and short-term debt obligations.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities than a “diversified” fund. The Adviser may invest a significant portion of the Fund's assets in a limited number of industries and/or sectors. The Fund may invest in other securities as described in the Statement of Additional Information, which is available upon request.

The Principal Risks of Investing in the Fund

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund's investments. There is risk that these and other factors may adversely affect the Fund's performance. The loss of money is a risk of investing in the Fund.

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Small and Medium Capitalization Companies. The Fund invests in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor. Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

Fixed Income Securities Risks. Investing in fixed income securities subjects the Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund's investments in fixed income securities to decline. Credit risk is the risk that the issuer of the fixed income securities may not be able to meet interest or principal payments when the securities become due. The Fund could lose money or experience a lower rate of return if it holds high-yield securities that are subject to higher credit risks and are less liquid than other fixed income securities. High-yield securities have more credit risk than investment-grade securities.

Convertible Securities Risk. To the extent that the Fund invests in convertible securities, the Fund may be subject to additional risks. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The value of a synthetic convertible security will respond differently to market fluctuations than a traditional convertible security because a synthetic convertible is composed of two or more separate securities or instruments, each with its own market value. If the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Preferred Stock. The Fund may invest in shares of preferred stock. Preferred shares generally pay dividends at a specified rate and generally have preference over common shares in the payments of dividends and the liquidation of an issuer's assets. Shareholders may suffer a loss of value if dividends are not paid. Shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

REITs Risk. REITs may be subject to certain risks associated with the direct ownership of real property, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income.

Master Limited Partnerships Risk. Investments in Master Limited Partnerships (“MLPs”) involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Additionally, MLPs do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income.

Foreign Risks. Foreign investments carry potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets.

Foreign Currency Risk. Securities of foreign companies may be denominated in foreign currencies and, therefore, subject to risks associated with fluctuations in currency exchange rates. Currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related securities in the issuer’s home country. When the Fund engages in hedging of foreign currencies by entering into derivative transactions, the Fund could lose money on its investment and also lose money on the position designed to act as a hedge.

Sector Risks. Sector risk is the possibility that stocks within the same group of industries will decline in price due to sector-specific market or economic developments. If the Adviser invests a significant portion of the Fund's assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to adverse legislative or regulatory changes, adverse market conditions, and/or increased competition affecting that market segment.

Special Situation Risk. Investments in special situations may involve greater risks when compared to the Fund’s other strategies due to a variety of factors.

Risk of Non-Diversification. The Fund is a “non-diversified” portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified." Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Performance History

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus.